CLEARBRIDGE VALUE TRUST

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 7.2%
Interactive Media & Services - 3.8%
Alphabet Inc., Class C Shares	17,000	$45,975,140	*
Facebook Inc., Class A Shares	100,000	35,630,000	*

Total Interactive Media & Services		81,605,140

Media - 1.9%
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	600,000	28,014,000	*
ViacomCBS Inc., Class B Shares	300,000	12,279,000

Total Media		40,293,000

Wireless Telecommunication Services - 1.5%
T-Mobile US Inc.	220,000	31,684,400	*

TOTAL COMMUNICATION SERVICES		153,582,540

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.4%
Goodyear Tire & Rubber Co.	600,000	9,426,000	*

Automobiles - 1.2%
General Motors Co.	450,000	25,578,000	*

Hotels, Restaurants & Leisure - 4.4%
Carnival Corp.	1,200,000	25,980,000	*
Darden Restaurants Inc.	150,000	21,882,000
Melco Resorts & Entertainment Ltd., ADR	1,000,000	13,920,000	*
MGM Resorts International	850,000	31,900,500

Total Hotels, Restaurants & Leisure		93,682,500

Household Durables - 1.9%
Sony Group Corp., ADR	275,000	28,682,500
Toll Brothers Inc.	200,000	11,854,000

Total Household Durables		40,536,500

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd., ADR	100,000	19,519,000	*

Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.	300,000	16,893,000	*

TOTAL CONSUMER DISCRETIONARY		205,635,000

CONSUMER STAPLES - 2.8%
Beverages - 2.0%
Anheuser-Busch InBev SA/NV, ADR	300,000	18,894,000
Constellation Brands Inc., Class A Shares	110,000	24,677,400

Total Beverages		43,571,400

Personal Products - 0.8%
Coty Inc., Class A Shares	2,000,000	17,460,000	*

TOTAL CONSUMER STAPLES		61,031,400

See Notes to Schedule of Investments.

ClearBridge Value Trust 2021 Quarterly Report	1

CLEARBRIDGE VALUE TRUST

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 8.9%
Energy Equipment & Services - 0.8%
Schlumberger NV	600,000	$17,298,000

Oil, Gas & Consumable Fuels - 8.1%
Devon Energy Corp.	800,000	20,672,000
Energy Transfer LP	4,000,000	39,440,000
EQT Corp.	2,000,000	36,780,000	*
Pioneer Natural Resources Co.	350,000	50,879,500
Total Energies SE, ADR	600,000	26,178,000

Total Oil, Gas & Consumable Fuels		173,949,500

TOTAL ENERGY		191,247,500

FINANCIALS - 24.8%
Banks - 8.1%
Bank of America Corp.	1,600,000	61,376,000
Signature Bank	160,000	36,315,200
Wells Fargo & Co.	1,650,000	75,801,000

Total Banks		173,492,200

Capital Markets - 4.8%
Bank of New York Mellon Corp.	450,000	23,098,500
Charles Schwab Corp.	500,000	33,975,000
Goldman Sachs Group Inc.	120,000	44,985,600

Total Capital Markets		102,059,100

Consumer Finance - 4.8%
OneMain Holdings Inc.	775,000	47,275,000
Synchrony Financial	1,200,000	56,424,000

Total Consumer Finance		103,699,000

Diversified Financial Services - 2.9%
East Resources Acquisition Co.	1,000,000	10,200,000	*
Equitable Holdings Inc.	1,700,000	52,479,000

Total Diversified Financial Services		62,679,000

Insurance - 4.2%
American International Group Inc.	1,300,000	61,555,000
Unum Group	1,000,000	27,400,000

Total Insurance		88,955,000

TOTAL FINANCIALS		530,884,300

See Notes to Schedule of Investments.

2	ClearBridge Value Trust 2021 Quarterly Report

CLEARBRIDGE VALUE TRUST

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
HEALTH CARE - 13.0%
Biotechnology - 7.4%
AbbVie Inc.	380,000	$44,194,000
Biogen Inc.	110,000	35,940,300	*
BioMarin Pharmaceutical Inc.	225,000	17,264,250	*
Gilead Sciences Inc.	430,000	29,364,700
Vertex Pharmaceuticals Inc.	160,000	32,252,800	*

Total Biotechnology		159,016,050

Health Care Equipment & Supplies - 1.5%
Medtronic PLC	250,000	32,827,500

Health Care Providers & Services - 2.9%
Cigna Corp.	100,000	22,949,000
UnitedHealth Group Inc.	95,000	39,160,900

Total Health Care Providers & Services		62,109,900

Pharmaceuticals - 1.2%
Eli Lilly & Co.	100,000	24,350,000

TOTAL HEALTH CARE		278,303,450

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.5%
Northrop Grumman Corp.	50,000	18,151,000
Spirit AeroSystems Holdings Inc., Class A Shares	300,000	12,963,000

Total Aerospace & Defense		31,114,000

Air Freight & Logistics - 1.3%
FedEx Corp.	100,000	27,995,000

Airlines - 1.4%
Southwest Airlines Co.	600,000	30,312,000	*

Construction & Engineering - 0.9%
Quanta Services Inc.	200,000	18,180,000

Electrical Equipment - 0.7%
Eaton Corp. PLC	100,000	15,805,000

Industrial Conglomerates - 2.4%
General Electric Co.	4,000,000	51,800,000

Machinery - 2.5%
KION Group AG	250,003	26,548,210	(a)
Oshkosh Corp.	225,000	26,898,750

Total Machinery		53,446,960

Road & Rail - 0.9%
Uber Technologies Inc.	450,000	19,557,000	*

Trading Companies & Distributors - 0.7%
Marubeni Corp.	1,799,940	15,421,733	(a)

TOTAL INDUSTRIALS		263,631,693

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.8%
Cisco Systems Inc.	700,000	38,759,000

See Notes to Schedule of Investments.

ClearBridge Value Trust 2021 Quarterly Report	3

CLEARBRIDGE VALUE TRUST

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY		SHARES	VALUE
IT Services - 3.3%
DXC Technology Co.		1,200,000	$47,976,000	*
Fidelity National Information Services Inc.		150,000	22,357,500

Total IT Services			70,333,500

Semiconductors & Semiconductor Equipment - 2.9%
Micron Technology Inc.		400,000	31,032,000	*
ON Semiconductor Corp.		800,000	31,248,000	*

Total Semiconductors & Semiconductor Equipment			62,280,000

Software - 3.2%
Oracle Corp.		550,000	47,927,000
Splunk Inc.		140,000	19,877,200	*
Total Software			67,804,200

TOTAL INFORMATION TECHNOLOGY			239,176,700

MATERIALS - 3.1%
Chemicals - 0.8%
Air Liquide SA		100,000	17,383,810	(a)

Metals & Mining - 2.3%
Freeport-McMoRan Inc.		1,300,000	49,530,000

TOTAL MATERIALS			66,913,810

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Simon Property Group Inc.		150,000	18,978,000

Real Estate Management & Development - 0.9%
Howard Hughes Corp.		200,000	18,542,000	*

TOTAL REAL ESTATE			37,520,000

UTILITIES - 2.6%
Independent Power and Renewable Electricity Producers - 2.6%
AES Corp.		1,400,000	33,180,000
Vistra Corp.		1,200,000	22,980,000

TOTAL UTILITIES			56,160,000

TOTAL COMMON STOCKS (Cost - $1,509,190,903)			2,084,086,393

	RATE
PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Volkswagen AG (Cost - $21,635,277)	4.860%	125,000	30,503,030	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,530,826,180)			2,114,589,423

See Notes to Schedule of Investments.

4	ClearBridge Value Trust 2021 Quarterly Report

CLEARBRIDGE VALUE TRUST

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	30,358,021	$30,358,021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	7,589,505	7,589,505	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $37,947,526)			37,947,526

TOTAL INVESTMENTS - 100.5% (Cost - $1,568,773,706)			2,152,536,949
Liabilities in Excess of Other Assets - (0.5)%			(10,531,002)

TOTAL NET ASSETS - 100.0%			$2,142,005,947

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $7,589,505 and the cost was $7,589,505 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Value Trust 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$520,684,300	$10,200,000	—	$530,884,300
Industrials	221,661,750	41,969,943	—	263,631,693
Materials	49,530,000	17,383,810	—	66,913,810
Other Common Stocks	1,222,656,590	—	—	1,222,656,590
Preferred Stocks	—	30,503,030	—	30,503,030

Total Long-Term Investments	2,014,532,640	100,056,783	—	2,114,589,423

Short-Term Investments†	37,947,526	—	—	37,947,526

Total Investments	$2,052,480,166	$100,056,783	—	$2,152,536,949

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$450,717	$62,509,388	62,509,388	$55,370,600	55,370,600	—	$171	—	$7,589,505

8